Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
Fair Value Measurements

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2013 and 2012 on a recurring basis:

December 31, 2012

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative liability	-	-	(26,627)	22,102
Total	$-	$-	$(26,627)	$22,102

December 31, 2013

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative liability	-	-	(127,451)	(100,824)
Total	$-	$-	$(127,451)	$(100.824)